Loans payable - employees (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Loans payable - employees	$ 4,444,970	$ 4,593,874
Na Wang [Member]
Loans payable - employees	2,309,510	2,341,932
Wei Zhang [Member]
Loans payable - employees	$ 2,135,460	$ 2,251,942